Financial risk management	6 Months Ended
Jun. 30, 2026
Disclosure of risk management strategy related to hedge accounting [abstract]
Financial risk management
32 Financial risk management
The Group is exposed to market risk, credit risk and liquidity risk. The risks are monitored by appropriate management at each level. The Group’s financial risk activities are governed by appropriate policies and procedures, and financial risks are identified, measured and managed in accordance with the Group’s policies. The Supervisory Board reviews and approves the policies for managing each of these risks, which are summarized below.
Market risk
Foreign currency risk
Due to its international business activities, the Group is exposed to the risk of changes in foreign exchange rates in connection with trade payables and trade receivables resulting from purchase and sales transactions denominated in a different currency from the functional currency of the respective operation as well as intercompany financing. However, the Group maintains a natural hedge across most of the Group’s cash flows as the Group’s revenue streams are generated in local currencies matched by Group’s costs mostly incurred in the respective local currencies, limiting the risk of foreign currency exposure.
In respect of currency risk, management sets limits on the level of exposure by currency and in total. The positions are monitored monthly. The Group does not use derivatives as hedging instruments to limit its exposure from foreign currency risks.
Credit risk
Trade receivables
As of June 30, 2026, the Group has as an allowance for uncollectible receivables of USD2,415 thousand (December 31, 2025: USD3,153 thousand) as set out in the Note 11.
The Group evaluates the concentration of risk with respect to trade receivables and contract assets as low, as its customers are located in several jurisdictions and industries and operate in largely independent markets.
Cash deposits
The expected credit losses (“ECL”) from cash and cash equivalents, are estimated by the Group as immaterial as of June 30, 2026, due to ratings of the financial institutions that indicate low credit risk.
Liquidity risk
As all funding has been exclusively obtained from the shareholders and there are no external borrowings, the Group does not incur an interest rate risk in this regard.
Based on the cash flow forecast for 2027 and 2028, the Group has sufficient liquidity as of June 30, 2026 for the next twelve months.